Intangible Assets, Net - Other (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net
Cost	$ 150,395		$ 150,277	$ 138,478
Accumulated Amortization	(21,403)		(19,391)	(12,564)
Net	128,992		130,886	125,914
Amortization expenses	$ 2,000	$ 1,700	$ 6,800	6,700	$ 5,600
Useful life	20 years		20 years
Customer relationships
Intangible Assets, Net
Cost	$ 148,728		$ 148,648	137,500
Accumulated Amortization	(20,705)		(18,778)	(12,091)
Net	128,023		129,870	125,409
Favorable lease assets
Intangible Assets, Net
Cost	710		710	220
Accumulated Amortization	(210)		(140)	(79)
Net	500		570	141
Software
Intangible Assets, Net
Cost	957		919	758
Accumulated Amortization	(488)		(473)	(394)
Net	$ 469		$ 446	$ 364